RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes [Line Items]
Discount rates (in percent)	1.44%	2.05%
Rate of inflation:
Rate of salary increases (in percent)	0.00%	0.00%
Weighted-average rate of increase for pensions in payment (in percent)	2.61%	2.57%
Retail Price Index (RPI)
Rate of inflation:
Price Index (in percent)	2.80%	2.94%
Consumer Price Index (CPI)
Rate of inflation:
Price Index (in percent)	2.41%	1.99%